EATON VANCE MUTUAL FUNDS TRUST The Eaton Vance Building 255 State Street Boston, MA 02109 Telephone: (617) 482-8260 Telecopy: (617) 338-8054

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Mutual Funds Trust (the “Registrant”) (1933 Act File No. 2-90946) certifies (a) that the forms of prospectuses and statements of additional information dated May 1, 2006 with respect to the following series of the Registrant, do not differ materially from those contained in Post-Effective Amendment No. 116 (“Amendment No. 116”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 116 was filed electronically with the Commission (Accession No. 0000940394-06-000428) on April 27, 2006.

Eaton Vance Municipal Bond Fund
Eaton Vance Tax-Managed Growth Fund 1.1
Eaton Vance Tax-Managed Growth Fund 1.2
Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund
Eaton Vance Tax Free Reserves

EATON VANCE MUTUAL FUNDS TRUST

By: /s/ Alan R. Dynner Alan R. Dynner, Esq. Secretary

Dated: May 3, 2006